Summary of Significant Accounting Policies - Restricted Cash and Concentration of credit risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) number_of_customer	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Summary of Significant Accounting Policies
Restricted cash | $	$ 156,734	$ 14,678
Number of largest customers | number_of_customer	10
Revenue | Customer Concentration Risk | Ten Largest Customers
Summary of Significant Accounting Policies
Revenue from contract with customer	9.00%	6.00%	5.00%